INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2023
INCOME TAX
Schedule of income (loss) before provision for income taxes

	For the years ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US Dollars
Outside China areas	¥4,011,449	¥113,741,972	¥(34,038,460)	$(4,694,118)
China	(30,402,528)	(20,066,451)	(27,419,593)	(3,781,335)
Total	¥(26,391,079)	¥93,675,521	¥(61,458,053)	$(8,475,453)

Schedule of deferred tax assets, net

	June 30,	June 30,	June 30,
	2022	2023	2023
	RMB	RMB	US Dollars
Deferred tax assets:
Allowance for credit losses	¥1,781,573	¥1,019,592	$140,608
Impairment for inventory	59,913	90,322	12,456
Net operating loss carryforwards	16,511,047	23,290,731	3,211,938
Subtotal	18,352,533	24,400,645	3,365,002
Less: Valuation allowance	(17,193,874)	(24,107,246)	(3,324,540)
Total deferred tax assets, net	1,158,659	293,399	40,462
Deferred tax liabilities:
Accelerated amortization of intangible assets	(119,271)	(146,511)	(20,205)
Gain on the previously held equity method investment	(146,888)	(146,888)	(20,257)
Recognition of customer relationship arising from business combinations	(892,500)	—	—
Total deferred tax liabilities	(1,158,659)	(293,399)	(40,462)
Deferred tax assets, net	¥—	¥—	$—

Schedule of NOL expiration

Twelve months ending June 30,	RMB	US Dollars
2024	¥13,146,922	$1,813,043
2025	10,484,902	1,445,934
2026	19,617,124	2,705,325
2027	32,533,742	4,486,608
2028	57,811,664	7,972,593
Total	¥133,594,354	$18,423,503

Schedule of reconciliation of income tax expense (benefit)

	For the years ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US Dollars
Income tax (benefits) expenses calculated at PRC statutory rates	¥(6,597,770)	¥23,418,880	¥(15,364,513)	$(2,118,863)
Nondeductible expenses and others	338,058	263,655	539,247	74,366
Effect of tax rate differential	626,245	(24,061,020)	7,949,048	1,096,224
Benefit of revenue exempted from enterprise income tax	(57,250)	(1,799)	(18,814)	(2,595)
Change in valuation allowances	5,264,804	(233,590)	6,913,371	953,397
Tax refund	(98,338)	—	—	—
Income tax expenses (benefit)	¥(524,251)	¥(613,874)	¥18,339	$2,529

Schedule of company's income tax expense (benefit)

	For the years ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US Dollars
Current income tax provision (benefit)	¥(98,338)	¥10,214	¥18,339	$2,529
Deferred income tax benefit	(425,913)	(624,088)	—	—
Expense (benefit) for income tax	¥(524,251)	¥(613,874)	¥18,339	$2,529